Supplemental Oil And Gas Disclosure (Unaudited)	12 Months Ended
Mar. 31, 2015
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Oil and Gas Exploration and Production Industries Disclosures [Text Block]
Note 13 - Supplemental Oil And Gas Disclosure (Unaudited)

Estimated Net Quantities Of Oil And Gas Reserves (Unaudited)

There are numerous uncertainties inherent in estimating quantities of proved crude oil and natural gas reserves. Crude oil and natural gas reserve engineering is a subjective process of estimating underground accumulations of crude oil and natural gas that cannot be precisely measured. The accuracy of any reserve estimate is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of drilling, testing and production subsequent to the date of the estimate may justify revision of such estimate. Accordingly, reserves estimates are often different from the quantities of crude oil and natural gas that are ultimately recovered.

Proved oil and gas reserves are those quantities of oil and gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible – from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

The area of the reservoir considered as proved includes all of the following: (a) the area identified by drilling and limited by fluid contacts, if any, and (b) adjacent undrilled portions of the reservoir that can, with reasonable certainty, be judged to be continuous with it and to contain economically producible oil or gas on the basis of available geoscience and engineering data. In the absence of data on fluid contacts, proved quantities in a reservoir are limited by the lowest known hydrocarbons as seen in a well penetration unless geoscience, engineering, or performance data and reliable technology establish a lower contact with reasonable certainty.

Reserves that can be produced economically through application of improved recovery techniques (including but not limited to, fluid injection) are included in the proved classification when both of the following occur: (a) successful testing by a pilot project in an area of the reservoir with properties no more favorable than in the reservoir as a whole, the operation of an installed program in the reservoir of an analogous reservoir, or other evidence of reliable technology establishes the reasonable certainty of the engineering analysis on which the project or program was based, and (b) the project has been approved for development by all necessary parties and entities, including governmental entities.

Existing economic conditions include prices and costs at which economic productivity from a reservoir is to be determined. The price shall be the average price during the 12-month period prior to the ending date of the period covered by the report, determined as an unweighted arithmetic average of the first-day-of-the-month price for each month within such period, unless prices are defined by contractual arrangements, excluding escalations based upon future conditions.

Proved developed oil and gas reserves are proved reserves that can be expected to be recovered: (i) through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the costs of a new well; and (ii) through installed extraction equipment and infrastructure operational at the time of the reserve estimate if the extraction is by means not involving a well.

Proved undeveloped oil and gas reserves are proved reserves that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion. Reserves on undrilled acreage shall be limited to those directly offsetting development spacing areas that are reasonably certain of production when drilled, unless evidence using reliable technology exists that establishes reasonable certainty of economic productivity at greater distances. Undrilled locations can be classified as having undeveloped reserves only if a development plan has been adopted indicating that they are scheduled to be drilled within five years, unless the specific circumstances, justify a longer time. Under no circumstances shall estimates for undeveloped reserves be attributable to any acreage for which an application of fluid injection or other improved recovery technique is contemplated, unless such techniques have been proved effective by actual projects in the same reservoir or an analogous reservoir, or by other evidence using reliable technology establishing reasonable certainty.

“Prepared” reserves are those quantities of reserves which were prepared by an independent petroleum consultant. “Audited” reserves are those quantities of revenues which were estimated by the Company’s employees and audited by an independent petroleum consultant. An audit is an examination of a company’s proved oil and gas reserves and net cash flow by an independent petroleum consultant that is conducted for the purpose of expressing an opinion as to whether such estimates, in aggregate, are reasonable and have been determined using methods and procedures widely accepted within the industry and in accordance with SEC rules.

Estimates of the Company’s crude oil and natural gas reserves and present values at March 31, 2015 were prepared by Netherland, Sewell & Associates, Inc. independent reserve engineers.

Oil And Gas Reserves

The following tables set forth our net proved oil and gas reserves, including the changes therein, and net proved developed reserves at March 31, 2015. The Company did not own any properties during the year ended March 31, 2014.

Net Proved Developed And Undeveloped Oil Reserves – (UNAUDITED):

Natural
	Oil	Gas
	(MBbls)	(MMcf)
	(unaudited)	(unaudited)

Estimated proved reserves
at April 1, 2014	-	-
Purchase of proved reserves [2]	488	-
Extensions and discoveries	-	-
Production	-	-
Disposition of properties	-	-

Estimated proved reserves
at March 31, 2015	488	-

[1] Mboe is based on a ratio of 6 Mcf to 1 barrel.
[2] The Company purchased Western Interior Oil and Gas Corporation at March 31, 2015.

Net Proved Oil And Gas Reserves Consisted Of The Following At March 31, 2015:

	Oil
	(MBbls)

Proved developed reserves:
March 31, 2015	104	-

Proved undeveloped reserves:
March 31, 2015	384	-

Base pricing, before adjustments
for contractual differentials:	$/bbl WTI Posted
March 31, 2015	$79.21
[1] The Company purchased Western Interior Oil and Gas Corporation at March 31, 2015.

Results Of Operations For Oil And Gas Producing Activities For The Years Ended March 31, 2015 and 2014:

During the year ended March 31, 2015, the Company did not own any oil and gas properties and did not have any results of operations from such activities.
Year Ended
March 31,
2015
(unaudited)
Revenue	$-
Expenses:
Production costs	30,089
Depreciation and depletion	-
Exploration	1,444,742
Impaired properties	6,681

Results of operations of oil and gas producing activities	$(1,481,512)

Cost Incurred For Oil And Gas Property Acquisition, Exploration And Development Activities

	For the Years Ended
	March 31,
	2015	2014
	(unaudited)	(unaudited)
Property acquisition:
Proved	$10,003,625	$-
Unproved	8,042,728	19,564
Exploration	1,444,742	-
Development	45,263	-

Total costs incurred	$19,536,358	$19,564

Aggregate Capitalized Costs

Capitalized costs relating to oil and gas activities for the years ended March 31, 2015 and 2014 are as follows:

	March 31,
	2015	2014
	(unaudited)	(unaudited)

Proved	$10,003,625	$-
Unproved	8,068,427	19,564

Total capitalized costs	$18,072,052	$19,564

Accumulated depreciation and depletion	$2,912,155	-

Net capitalized costs	$15,159,897	$19,564

Standardized Measure of Discounted Future Net Cash Flows

Information with respect to the standardized measure of discounted future net cash flows relating to total proved reserves is summarized below. The price used to estimate the reserves is held constant over the life of the reserve. Future production and development costs are derived based on current costs assuming continuation of existing economic conditions.

The discounted future net cash flows related to total proved oil and gas reserves at March 31, 2015 (in thousands):

March 31, 2015
Future cash inflows	$32
Less future costs:
Production	15.94
Development and abandonment	6.67
Income taxes [1]	-
Future net cash flows	9.39
10% discount factor	(6.58)
Standardized measure of discounted
future net cash flows	$2.81

[1] No income tax provision is included in the standardized measure calculation shown above as the Company does not project to be taxable or pay cash income taxes based on its available tax assets and tax assets generated in the development of its reserves because the tax basis of its oil and gas properties and NOL carryforwards exceed the amount of discounted future net earnings.

Changes in Discounted Future Net Cash Flows

The following summarizes the principal sources of change in the standardized measure of discounted future net cash flows for total proved reserves during the year ended March 31, 2015 (in thousands):

March 31, 2015
Beginning of the period	$-
Purchase of reserves	2
Changes in costs and prices	-
Extension and discoveries	-
Sales of oil and natural gas produced during
the period, net of production costs	-
Timing and other considerations	-

End of period	$2